Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2021
Registrant Name	Spinnaker ETF Series
Entity Central Index Key	0001484018
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 26, 2021
Document Effective Date	Nov. 01, 2021
Prospectus Date	Nov. 01, 2021
UVA Unconstrained Medium-Term Fixed Income ETF | UVA Unconstrained Medium-Term Fixed Income ETF
Prospectus:
Trading Symbol	FFIU
UVA Dividend Value ETF | UVA Dividend Value ETF
Prospectus:
Trading Symbol	FFDV